Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues (Note 4)	$ 213,540	$ 158,252
Expenses:
Voyage expenses	3,370	5,030
Vessel operating expenses	30,333	25,824
Vessel operating expenses - related parties (Note 5)	4,954	4,324
General and administrative expenses (including $1,843 and $1,276 to related parties, for the six-month periods ended June 30, 2025 and 2024, respectively) (Note 5)	8,044	7,723
Vessel depreciation and amortization (Note 6)	48,386	37,773
Operating income, net	118,453	77,578
Other income / (expense), net:
Interest expense and finance cost (including $1,865 to related party, for the six-month period ended June 30, 2024) (Notes 5, 8)	(59,602)	(62,488)
Other income, net	3,884	2,835
Total other expense, net	(55,718)	(59,653)
Net income from continuing operations	62,735	17,925
Net income from discontinued operations (Note 3)	47,746	50,155
Net income from operations	110,481	68,080
Net income attributable to General Partner	0	428
Net income attributable to unvested shares		305
Net income attributable to common shareholders	$ 110,481	$ 67,347
Net income from continuing operations per:
Earnings Per Share, Basic	$ 1.07	$ 0.33
Earnings Per Share, Diluted	$ 1.07	$ 0.33
Weighted Average Number of Shares Outstanding, Basic	58,718,005	54,851,934
Weighted Average Number of Shares Outstanding, Diluted	58,878,790	54,851,934
Net income from discontinued operations per:
Earnings Per Share, Basic	$ 0.81	$ 0.90
Earnings Per Share, Diluted	$ 0.81	$ 0.90
Weighted Average Number of Shares Outstanding, Basic	58,718,005	54,851,934
Weighted Average Number of Shares Outstanding, Diluted	58,878,790	54,851,934
Net income from operations per:
Earnings Per Share, Basic	$ 1.88	$ 1.23
Earnings Per Share, Diluted	$ 1.88	$ 1.23
Weighted Average Number of Shares Outstanding, Basic	58,718,005	54,851,934
Weighted Average Number of Shares Outstanding, Diluted	58,878,790	54,851,934
Net income from operations	$ 110,481	$ 68,080
Other comprehensive income:
Unrealized income on derivative instruments (Note 9)	177	179
Total comprehensive income	$ 110,658	$ 68,259